Shareholder Report, Holdings (Details)	Mar. 31, 2025
C000246122 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C000246122 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C000246122 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000246122 [Member] | Investments Purchased with Proceeds from Securities Lending [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246122 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.60%
C000246120 [Member] | Cash and Cash Equivalents1 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000246120 [Member] | CME Bitcoin Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000246120 [Member] | CME Micro Bitcoin Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000246487 [Member] | CME Ether Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C000246487 [Member] | CME Micro Ether Futures [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%